CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025		Jun. 30, 2024
Statement of comprehensive income [abstract]
Profit for the period	£ 1,940		£ 2,007
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax	(168)		(351)
Current tax	25		29
Deferred tax	18		64
Remeasurements after tax	(125)		(258)
Gains and losses attributable to own credit risk:
Gains (losses) before tax	62		(86)
Deferred tax	(17)		24
Gains and (losses) net of tax	45		(62)
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	81		105
Income statement transfers in respect of disposals	111		(4)
Income statement transfers in respect of impairment	0		(2)
Deferred tax	(49)		(27)
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	143		72
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income	396		(1,435)
Net income statement transfers	835		1,072
Deferred tax	(345)		102
Cash flow hedging reserve	886		(261)
Movements in foreign currency translation reserve:
Currency translation differences (tax: £nil)	42		(39)
Foreign currency translation reserve	42		(39)
Total other comprehensive income (loss) for the period, net of tax	991		(548)
Total comprehensive income for the period	2,931	[1]	1,459	[2]
Total comprehensive income attributable to ordinary shareholders	2,700		1,276
Total comprehensive income attributable to other equity holders	215		172
Total comprehensive income attributable to equity holders	2,915		1,448
Total comprehensive income attributable to non-controlling interests	£ 16		£ 11

[1]	Total comprehensive income attributable to owners of the parent was £2,915 million.
[2]	Total comprehensive income attributable to owners of the parent was £1,448 million.